Document and Entity Information	6 Months Ended
Feb. 29, 2016 shares
Document and Entity Information:
Entity Registrant Name	CHERUBIM INTERESTS, INC.
Entity Trading Symbol	chit
Document Type	10-Q
Document Period End Date	Feb. 29, 2016
Amendment Flag	true
Entity Central Index Key	0001421865
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	3,862,296,184
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Description	TRUE